Schedule of investments
Delaware International Value Equity Fund	February 28, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stock – 97.91%Δ
Denmark − 5.18%
Novo Nordisk Class B	246,260	$ 25,323,978
		25,323,978
France − 18.56%
Air Liquide	147,500	24,592,657
Danone	332,880	20,270,757
Orange	1,185,600	14,375,634
Publicis Groupe	160,940	10,762,275
Sodexo	246,490	20,755,906
		90,757,229
Germany − 13.83%
adidas AG	68,780	16,353,206
Fresenius Medical Care AG & Co.	352,370	22,646,838
Knorr-Bremse	108,220	9,585,992
SAP	167,390	19,016,349
		67,602,385
Japan − 11.30%
Asahi Group Holdings	167,300	6,758,067
Kao	343,800	16,088,758
KDDI	472,000	15,420,624
Lawson *	39,400	1,645,022
Makita	85,700	3,037,685
Seven & i Holdings *	253,100	12,308,808
		55,258,964
Netherlands − 4.02%
Koninklijke Ahold Delhaize	637,060	19,629,061
		19,629,061
Spain − 5.51%
Amadeus IT Group †	401,160	26,961,051
		26,961,051
Sweden − 9.15%
Essity Class B	677,110	17,492,208
H & M Hennes & Mauritz Class B *	521,670	8,837,188
Securitas Class B	1,518,400	18,426,659
		44,756,055
Switzerland − 16.31%
Nestle	234,590	30,639,178
Roche Holding	60,720	23,163,114
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Schedule of investments
Delaware International Value Equity Fund (Unaudited)
	Number of shares	Value (US $)
Common StockΔ (continued)
Switzerland (continued)
Swatch Group *	83,410	$ 25,929,769
		79,732,061
United Kingdom − 14.05%
Diageo	626,890	31,326,242
Intertek Group	153,040	11,053,522
Smith & Nephew	1,466,340	26,300,061
		68,679,825
Total Common Stock (cost $468,586,192)		478,700,609

Exchange-Traded Funds – 1.17%
iShares MSCI EAFE ETF *	9,290	680,214
iShares Trust iShares ESG Aware MSCI EAFE ETF *	64,300	4,738,267
Vanguard FTSE Developed Markets ETF	6,060	289,607
Total Exchange-Traded Funds (cost $6,014,782)		5,708,088
Total Value of Securities Before Securities Lending Collateral−99.08% (cost $474,600,974)		484,408,697
	Principal amount°
Securities Lending Collateral – 3.60%
Certificates of Deposit − 0.32%
Canadian Imperial Bank of Commerce (Toronto) 0.06% 3/1/22	792,000	792,000
Royal Bank of Canada (Toronto) 0.07% 3/1/22	792,000	792,000
		1,584,000
Repurchase Agreements − 3.28%
Bank of Montreal 0.03%, dated 2/28/22, to be repurchased on 3/1/22, repurchase price $3,762,914 (collateralized by US government obligations 0.00%−7.125% 3/10/22 − 1/15/27; market value $3,838,170)	3,762,911	3,762,911
Bank of Nova Scotia 0.05%, dated 2/28/22, to be repurchased on 3/1/22, repurchase price $968,504 (collateralized by US government obligation 0.00% 8/4/22; market value $987,875)	968,503	968,503
2    NQ-034 [2/22] 4/22 (2112906)

(Unaudited)
	Principal amount°	Value (US $)
Securities Lending Collateral (continued)
Repurchase Agreements (continued)
BOFA Securities 0.05%, dated 2/28/22, to be repurchased on 3/1/22, repurchase price $3,762,916 (collateralized by US government obligation 0.375% 11/30/25; market value $3,838,170)	3,762,911	$ 3,762,911
Credit Agricole 0.05%, dated 2/28/22, to be repurchased on 3/1/22, repurchase price $3,762,916 (collateralized by US government obligations 0.00%−2.375% 8/11/22 − 1/15/27; market value $3,838,171)	3,762,911	3,762,911
JP Morgan Securities 0.05%, dated 2/28/22, to be repurchased on 3/1/22, repurchase price $3,762,916 (collateralized by US government obligations 0.00%−1.875% 4/21/22 − 1/26/23; market value $3,838,169)	3,762,911	3,762,911
		16,020,147
Total Securities Lending Collateral (cost $17,604,147)		17,604,147
Total Value of Securities−102.68% (cost $492,205,121)		502,012,844■

Obligation to Return Securities Lending Collateral — (3.60%)	(17,603,401)

Receivables and Other Assets Net of Liabilities — 0.92%	4,509,316
Net Assets Applicable to 34,253,137 Shares Outstanding — 100.00%	$488,918,759
Δ	Securities have been classified by country of risk.
*	Fully or partially on loan.
†	Non-income producing security.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
■	Includes $29,267,246 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $13,374,545.
NQ-034 [2/22] 4/22 (2112906)    3

Schedule of investments
Delaware International Value Equity Fund (Unaudited)
The following foreign currency exchange contracts were outstanding at February 28, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation		Unrealized Depreciation
BNYM	GBP	356,928	USD	(478,773)	3/1/22	$50		$—
BNYM	JPY	(146,791,330)	USD	1,269,076	3/1/22	—		(7,780)
BNYM	JPY	(24,087,344)	USD	209,056	3/2/22	—		(470)
Total Foreign Currency Exchange Contracts							$50		$(8,250)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
Summary of abbreviations:
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
EAFE – Europe, Australasia, and Far East
ESG – Environmental, Social, and Governance
ETF – Exchange-Traded Fund
FTSE – Financial Times Stock Exchange
MSCI – Morgan Stanley Capital International
Summary of currencies:
GBP – British Pound Sterling
JPY – Japanese Yen
USD – US Dollar
4    NQ-034 [2/22] 4/22 (2112906)